Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Equity Income Series
September 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.42%
Communication Services — 9.13%
AT&T	110,608	$ 2,987,522
Comcast Class A	70,686	3,953,468
Verizon Communications	70,841	3,826,122
		10,767,112
Consumer Discretionary — 4.09%
Dollar Tree †	2,314	221,496
Lowe's	6,908	1,401,357
TJX	48,498	3,199,898
		4,822,751
Consumer Staples — 7.39%
Altria Group	36,724	1,671,676
Archer-Daniels-Midland	12,993	779,710
Herbalife Nutrition †	13,476	571,113
Mondelez International Class A	27,748	1,614,379
Philip Morris International	42,966	4,072,747
		8,709,625
Energy — 6.65%
ConocoPhillips	59,984	4,065,116
Exxon Mobil	64,159	3,773,832
		7,838,948
Financials — 18.89%
Allstate	25,527	3,249,842
American Financial Group	2,167	272,674
American International Group	54,728	3,004,020
Discover Financial Services	5,728	703,685
First American Financial	57,601	3,862,147
MetLife	43,908	2,710,441
Old Republic International	75,530	1,747,009
OneMain Holdings	21,632	1,196,899
Synchrony Financial	49,474	2,418,289
Truist Financial	52,910	3,103,171
		22,268,177
Healthcare — 22.02%
AbbVie	17,256	1,861,405
AmerisourceBergen	11,289	1,348,471
Bristol-Myers Squibb	59,454	3,517,893
Cardinal Health	19,974	987,914
Cigna	11,513	2,304,442
CVS Health	25,087	2,128,883
Gilead Sciences	22,467	1,569,320
Johnson & Johnson	32,512	5,250,688
Merck & Co.	43,615	3,275,923
Pfizer	21,363	918,823
Viatris	205,819	2,788,847
		25,952,609
Industrials — 10.06%
Emerson Electric	16,108	1,517,374
	Number of shares	Value (US $)
Common Stock (continued)
Industrials (continued)
Honeywell International	9,972	$ 2,116,856
Northrop Grumman	11,395	4,103,909
Raytheon Technologies	48,004	4,126,424
		11,864,563
Information Technology — 16.32%
Broadcom	8,128	3,941,511
Cisco Systems	79,010	4,300,514
Cognizant Technology Solutions Class A	45,675	3,389,542
HP	38,114	1,042,799
Motorola Solutions	18,809	4,369,707
Oracle	20,974	1,827,465
Western Union	17,911	362,160
		19,233,698
Materials — 3.69%
DuPont de Nemours	47,903	3,256,925
Newmont	20,150	1,094,145
		4,351,070
Real Estate — 0.74%
Equity Commonwealth †	15,127	392,999
Equity Residential	5,973	483,335
		876,334
Utilities — 0.44%
NRG Energy	12,610	514,866
		514,866
Total Common Stock (cost $102,269,418)		117,199,753

Short-Term Investments — 0.43%
Money Market Mutual Funds — 0.43%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	126,784	126,784
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	126,784	126,784
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	126,784	126,784
NQ-FL1 [9/21] 11/21 (1918217)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Equity Income Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	126,784	$ 126,784
Total Short-Term Investments (cost $507,136)		507,136

Total Value of Securities—99.85% (cost $102,776,554)		117,706,889
Receivables and Other Assets Net of Liabilities—0.15%		175,290
Net Assets Applicable to 6,535,751 Shares Outstanding—100.00%		$117,882,179
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

2    NQ-FL1 [9/21] 11/21 (1918217)